NATIXIS FUNDS

Supplement dated July 1, 2013 to the Natixis Funds Prospectus, dated February 1, 2013 as may be revised and supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund

LOOMIS SAYLES CORE PLUS BOND FUND

Effective July 1, 2013, Loomis, Sayles & Company, L.P., has given a binding contractual undertaking to the Loomis Sayles Core Plus Bond Fund to limit the amount of the Loomis Sayles Core Plus Bond Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.80%, 1.55%, 1.55% , 0.50% and 0.55% of the Fund’s average daily net assets for Class A, B, C, N and Y shares, respectively. This undertaking is in effect through January 31, 2015.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Loomis Sayles Core Plus Bond Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class N	Class Y
Management fees*	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses	0.18%	0.18%	0.18%	0.10%[1]	0.19%
Total annual fund operating expenses	0.81%	1.56%	1.56%	0.48%	0.57%
Fee waiver and/or expense reimbursement[2]	0.01%	0.01%	0.01%	0.00%	0.02%
Total annual fund operating expenses after the fee waiver and/or expense reimbursement	0.80%	1.55%	1.55%	0.48%	0.55%

*	Management fees have been restated to reflect contractual changes to the Fund’s management fees effective July 1, 2013.
1	Other expenses for Class N shares are estimated for the current fiscal year.
2	Loomis, Sayles & Company, L.P., (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.80%, 1.55%, 1.55%, 0.50% and 0.55% of the Fund’s average daily net assets for Class A, B, C, N and Y shares, respectively, exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2015 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.80%, 1.55%, 1.55%, 0.50% and 0.55% of the Fund’s average daily net assets for Class A, B, C, N and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that for Class A, B, C and Y the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first nineteen months and Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$528	$695	$878	$1,405
Class B	$658	$791	$1,049	$1,654
Class C	$258	$491	$849	$1,855
Class N	$49	$154	$269	$604
Class Y	$56	$179	$315	$711

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class B	$158	$321	$849	$1,654
Class C	$158	$491	$849	$1,855